Taxes on Income (Details) - Schedule of unrecognized tax benefits - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018
Income Tax Disclosure [Abstract]
Beginning of year	$ 2,240		$ 1,521
Increases related to tax positions taken during prior years	51		452
Increases related to tax positions taken during the current year	662		313
Cumulative translation adjustments and other	86		(46)
Balance at December 3	$ 3,039	[1]	$ 2,240

[1]	As of December 31, 2019, and 2018 unrecognized tax benefit in the amount of $1,880 and $1,218 were presented as a reduction from deferred taxes.